Submission	Jan. 13, 2026
Submission [Line Items]
Central Index Key	0001035092
Registrant Name	SHORE BANCSHARES INC
Registration File Number	333-292291
Form Type	S-4
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A